Cash Flow Information (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended		9 Months Ended
	May 31, 2016	Mar. 31, 2016	Sep. 30, 2017	[1]	Sep. 30, 2016
Business Acquisition [Line Items]
Entities under common control, assumption of debt balance assigned to assets received			$ 238		$ 0
Common Control Transaction | Sweeny Fractionator Acquisition | Phillips 66 | Phillips 66
Business Acquisition [Line Items]
Historical carrying value of assets transferred	$ 871	$ 283
Portion of historical book value of net assets acquired attributable to the note payable assumed	656
Entities under common control, assumption of debt balance assigned to assets received	19	$ 212
Controlling interest acquired, percentage		25.00%
Common Control Transaction | Sweeny Fractionator Acquisition | Phillips 66 | Common Partner And General Partner | Phillips 66
Business Acquisition [Line Items]
Portion of historical book value of net assets acquired attributed to units issued	$ 196	$ 71

[1]	See Note 4—Acquisitions for additional information related to the Bakken Pipeline/MSLP Acquisition. In July 2017, the $59 million outstanding balance on the acquired loan receivable was written-off as a noncash distribution to Phillips 66.